Schedule of number of employees (Details) - Integer	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of employees	79	69	79
Research And Development [Member]
IfrsStatementLineItems [Line Items]
Number of employees	70	61	66
Management Administration And Operations [Member]
IfrsStatementLineItems [Line Items]
Number of employees	9	8	13